UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-08411

(Investment Company Act file number)

The James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road

Xenia, Ohio 45385

(Address of principal executive offices) (Zip code)

(937) 426-7640

(Registrant’s telephone number)

Barry R. James

P.O. Box 8

Alpha, Ohio 45301

(Name and Address of Agent for Service)

Date of fiscal year end:  June 30

Date of reporting period:  January 1, 2015 - March 31, 2015

Item 1. Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS-55.5%
	Basic Materials-5.0%
53,920	Alcoa, Inc.	$696,647
390,980	Celanese Corp., Series A	21,840,143
83,410	CF Industries Holdings, Inc.	23,661,749
243,930	Cooper Tire & Rubber Co.	10,449,961
18,430	Cytec Industries, Inc.	995,957
853,790	Dow Chemical Co.	40,964,844
12,800	Eastman Chemical Co.	886,528
948,430	Goodyear Tire & Rubber Co.	25,683,485
405,060	Huntsman Corp.	8,980,180
150,000	Lydall, Inc.*	4,758,000
311,630	Newmont Mining Corp.	6,765,487
821,900	Westlake Chemical Corp.	59,127,486

		204,810,467

	Consumer, Cyclical-11.3%
1,553,820	Alaska Air Group, Inc.	102,831,808
357,040	Best Buy Co., Inc.	13,492,542
76,990	Cato Corp., Class A	3,048,804
394,890	Delta Air Lines, Inc.	17,754,254
394,840	Dillard’s, Inc., Class A	53,899,608
671,660	DIRECTV*	57,158,266
396,220	Foot Locker, Inc.	24,961,860
1,167,440	Ford Motor Co.	18,842,482
682,700	Hanesbrands, Inc.	22,877,277
360,370	Hawaiian Holdings, Inc.*	7,937,149
44,530	Insight Enterprises, Inc.*	1,269,996
779,820	Macy’s, Inc.	50,618,116
36,870	Multi-Color Corp.	2,556,197
36,200	PharMerica Corp.*	1,020,478
58,660	PHI, Inc.*	1,764,493
77,500	Republic Airways Holdings, Inc.*	1,065,625
526,620	RR Donnelley & Sons Co.	10,105,838
308,640	Skechers U.S.A., Inc., Class A*	22,194,302
681,900	Southwest Airlines Co.	30,208,170
145,810	Viacom, Inc., Class A	10,015,689
133,460	Viacom, Inc., Class B	9,115,318

		462,738,272

	Consumer, Non-cyclical-10.8%
257,580	Aetna, Inc.	27,439,997
318,115	Anthem, Inc.	49,120,137
44,990	Avis Budget Group, Inc.*	2,655,085
301,155	DeVry Education Group, Inc.	10,046,531
601,540	Dr Pepper Snapple Group, Inc.	47,208,859
72,730	DST Systems, Inc.	8,051,938
379,650	Eli Lilly & Co.	27,581,572
27,400	Helen of Troy, Ltd.*	2,232,826
105,270	Ingles Markets, Inc., Class A	5,208,760
1,011,860	Kroger Co.	77,569,188
27,728	ManpowerGroup, Inc.	2,388,767
629,650	Merck & Co., Inc.	36,192,282
873,030	Mylan NV*	51,814,331
342,930	Newell Rubbermaid, Inc.	13,398,275
122,350	Omega Protein Corp.*	1,674,972
248,533	Omnicare, Inc.	19,151,953

Shares or Principal Amount		Value

	Consumer, Non-cyclical (continued)
698,720	Pfizer, Inc.	$24,308,469
61,200	Sanderson Farms, Inc.	4,874,580
530	Seaboard Corp.*	2,189,960
372,225	SUPERVALU, Inc.*	4,328,977
222,560	UnitedHealth Group, Inc.	26,326,622

		443,764,081

	Energy-3.3%
111,260	Baker Hughes, Inc.	7,073,911
234,140	Chevron Corp.	24,580,017
489,510	ConocoPhillips	30,476,892
150,420	Exxon Mobil Corp.	12,785,700
52,750	Helmerich & Payne, Inc.	3,590,692
110,184	HollyFrontier Corp.	4,437,110
309,340	Tesoro Corp.	28,239,649
90,000	Ultra Petroleum Corp.*	1,406,700
290,990	Valero Energy Corp.	18,512,784
38,860	World Fuel Services Corp.	2,233,673

		133,337,128

	Financial-7.8%
105,800	ACE, Ltd.	11,795,642
470,923	American Financial Group, Inc.	30,209,710
391,430	AmTrust Financial Services, Inc.	22,305,639
110,165	Argo Group International Holdings, Ltd.	5,524,775
617,740	Aspen Insurance Holdings, Ltd.	29,175,860
33,278	FBL Financial Group, Inc., Class A	2,063,569
967,280	Fifth Third Bancorp	18,233,228
128,000	Goldman Sachs Group, Inc.	24,060,160
102,290	Hersha Hospitality Trust, REIT	661,816
12,810	Horace Mann Educators Corp.	438,102
353,300	JPMorgan Chase & Co.	21,402,914
1,169,390	KeyCorp	16,558,562
271,420	Montpelier Re Holdings, Ltd.	10,433,385
348,200	Nelnet, Inc., Class A	16,476,824
106,390	Outerwall, Inc.	7,034,507
267,530	Piper Jaffray Cos.*	14,034,624
60,180	PNC Financial Services Group, Inc.	5,611,183
135,130	Torchmark Corp.	7,421,340
528,304	Travelers Cos., Inc.	57,125,511
399,025	Unum Group	13,459,113
132,880	XL Group PLC	4,889,984

		318,916,448

	Industrial-8.1%
139,120	AMERCO	45,965,248
600,170	American Axle & Manufacturing Holdings, Inc.*	15,502,391
429,550	American Railcar Industries, Inc.	21,361,521
312,110	Ball Corp.	22,047,450
187,572	CNH Industrial NV	1,530,588
6,670	Crown Holdings, Inc.*	360,313
13,580	Dana Holding Corp.	287,353
51,190	Deere & Co.	4,488,851
218,695	Greenbrier Cos., Inc.	12,684,310
428,540	Jarden Corp.*	22,669,766
1,039,400	Magna International, Inc.	55,774,204
163,560	Meritor, Inc.*	2,062,492
179,710	Ryder System, Inc.	17,052,682
77,700	Sonoco Products Co.	3,532,242
756,350	Trinity Industries, Inc.	26,857,989
556,525	TRW Automotive Holdings Corp.*	58,351,646

Shares or Principal Amount		Value

	Industrial (continued)
213,090	United Rentals, Inc.*	$19,425,284

		329,954,330

	Technology-6.6%
20,000	ACCO Brands Corp.*	166,200
235,460	Amkor Technology, Inc.*	2,080,289
146,150	Apple, Inc.	18,185,445
318,220	Arrow Electronics, Inc.*	19,459,153
236,540	Avnet, Inc.	10,526,030
37,000	Cisco Systems, Inc.	1,018,425
220,420	Corning, Inc.	4,999,126
811,840	Deluxe Corp.	56,244,275
100,260	Ingram Micro, Inc., Class A*	2,518,531
345,230	Intel Corp.	10,795,342
16,140	International Business Machines Corp.	2,590,470
330,780	Lexmark International, Inc., Class A	14,005,225
104,220	Lockheed Martin Corp.	21,152,491
200,650	Northrop Grumman Corp.	32,296,624
338,950	PDL BioPharma, Inc.	2,384,513
114,050	Symantec Corp.	2,664,778
142,930	SYNNEX Corp.	11,041,343
143,460	Tower Semiconductor, Ltd.*	2,435,951
85,380	VASCO Data Security International, Inc.*	1,839,085
608,930	Western Digital Corp.	55,418,719

		271,822,015

	Utilities-2.6%
230,540	American Electric Power Co., Inc.	12,967,875
300,000	AT&T, Inc.	9,795,000
27,080	Avista Corp.	925,594
146,070	BCE, Inc.	6,187,525
169,210	BT Group PLC, Sponsored ADR	11,027,416
129,400	DTE Energy Co.	10,441,286
109,700	Edison International	6,852,959
48,280	Exelon Corp.	1,622,691
78,610	IDACORP, Inc.	4,942,211
22,700	PG&E Corp.	1,204,689
45,090	Pinnacle West Capital Corp.	2,874,487
226,180	PNM Resources, Inc.	6,604,456
350,650	Portland General Electric Co.	13,005,608
122,280	Public Service Enterprise Group, Inc.	5,125,978
52,080	TELUS Corp.	1,731,139
216,920	UGI Corp.	7,069,423
370,770	Vonage Holdings Corp.*	1,820,481
80,860	Westar Energy, Inc.	3,134,134

		107,332,952

TOTAL COMMON STOCKS (Cost $1,767,674,726)		2,272,675,693

CLOSED-END FUNDS-0.0%(a)
76,550	Eaton Vance Risk-Managed Diversified Equity Income Fund	828,271
10,000	Nuveen Municipal Opportunity Fund, Inc.	146,800
11,500	Nuveen Ohio Quality Income Municipal Fund, Inc.	174,800
40,000	Nuveen Premium Income Municipal Fund 2, Inc.	567,600

TOTAL CLOSED-END FUNDS (Cost $1,642,021)		1,717,471

Shares or Principal Amount		Value

EXCHANGE TRADED FUNDS-0.4%
69,710	iShares® MSCI Canada ETF	$1,894,718
51,510	iShares® MSCI Philippines ETF	2,142,816
86,270	iShares® MSCI Poland Capped ETF	2,016,992
131,060	iShares® MSCI Singapore ETF	1,677,568
70,820	iShares® MSCI Switzerland Capped ETF	2,351,932
10,000	iShares® National AMT-Free Municipal Bond ETF	1,106,000
13,630	SPDR® Gold Shares*	1,549,186
122,900	SPDR® Nuveen Barclays Short Term Municipal Bond ETF	2,988,928

TOTAL EXCHANGE TRADED FUNDS (Cost $15,286,235)		15,728,140

CORPORATE BONDS-6.2%
	Basic Materials-0.2%
$5,000,000	E.I. du Pont de Nemours & Co., 2.750%, 4/1/16	5,103,705
1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,716,849

		6,820,554

	Consumer, Cyclical-0.4%
5,000,000	eBay, Inc., 2.600%, 7/15/22	4,778,510
5,000,000	Home Depot, Inc., 5.950%, 4/1/41	6,677,190
785,000	McDonald’s Corp., 5.700%, 2/1/39	976,486
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,471,428

		14,903,614

	Consumer, Non-cyclical-1.6%
10,000,000	Coca-Cola Co., 3.200%, 11/1/23	10,498,020
5,000,000	Colgate-Palmolive Co., 3.150%, 8/5/15	5,048,510
3,000,000	Hershey Co., 4.125%, 12/1/20	3,302,748
5,475,000	Johnson & Johnson, 4.500%, 9/1/40	6,444,726
5,000,000	Merck & Co. Inc, 2.800%, 5/18/23	5,117,190
10,000,000	Merck & Co., Inc., 4.150%, 5/18/43	10,768,090
10,000,000	PepsiCo, Inc., 5.000%, 6/1/18	11,080,470
10,000,000	Stryker Corp., 2.000%, 9/30/16	10,160,320
5,465,000	Wyeth LLC, 5.500%, 2/15/16	5,696,525

		68,116,599

	Energy-1.2%
5,000,000	Apache Corp., 3.250%, 4/15/22	5,081,065
5,000,000	BP Capital Markets PLC, 3.245%, 5/6/22	5,148,730
10,000,000	Diamond Offshore Drilling, Inc., 5.875%, 5/1/19	11,145,460
5,000,000	Occidental Petroleum Corp., 1.750%, 2/15/17	5,060,025
5,050,000	Shell International Finance BV, 2.375%, 8/21/22	5,031,548
5,000,000	Shell International Finance BV, 6.375%, 12/15/38	6,923,500
10,000,000	Statoil ASA, 2.250%, 11/8/19	10,170,410

		48,560,738

	Financial-1.6%
5,000,000	Aflac, Inc., 2.650%, 2/15/17	5,153,645
5,000,000	Bank of America Corp., 1.756%, 4/27/16(b)	5,007,710
5,000,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	5,471,790
5,000,000	Citigroup, Inc., 4.450%, 1/10/17	5,269,035
10,000,000	General Electric Capital Corp., 1.053%, 4/15/20(b)	10,083,420
2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	2,877,336
15,000,000	JPMorgan Chase & Co., 2.600%, 1/15/16	15,206,190
5,000,000	Morgan Stanley & Co., 3.450%, 11/2/15	5,077,195
5,000,000	Morgan Stanley & Co., 4.750%, 3/22/17	5,322,175
5,000,000	UBS AG, 5.875%, 12/20/17	5,549,220

		65,017,716

	Industrial-0.2%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,218,860
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,602,395
5,000,000	United Technologies Corp., 3.100%, 6/1/22	5,198,865

		8,020,120

Shares or Principal Amount		Value

	Technology-0.8%
$8,000,000	Google, Inc., 3.625%, 5/19/21	$8,707,744
5,000,000	Intel Corp., 3.300%, 10/1/21	5,322,215
3,000,000	International Business Machines Corp., 1.950%, 7/22/16	3,054,207
7,000,000	International Business Machines Corp., 1.875%, 8/1/22	6,659,471
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,542,142
5,000,000	Oracle Corp., 2.500%, 10/15/22	5,000,250

		33,286,029

	Utilities-0.2%
5,000,000	Duke Energy Florida, Inc., Series A, 5.800%, 9/15/17	5,552,850
4,600,000	San Diego Gas & Electric Co., 3.000%, 8/15/21	4,812,805

		10,365,655

TOTAL CORPORATE BONDS (Cost $248,140,765)		255,091,025

MORTGAGE BACKED SECURITIES-1.1%
	Federal Home Loan Mortgage Corp.-0.5%
20,000,000	1.875%, 10/30/19	20,028,980

	Federal National Mortgage Association-0.5%
15,798,878	3.500%, 9/1/33	16,718,621
3,097,648	4.500%, 9/1/40	3,291,546

		20,010,167

	Government National Mortgage Association-0.1%
5,125,685	4.000%, 12/20/40	5,505,599

TOTAL MORTGAGE BACKED SECURITIES (Cost $44,620,007)		45,544,746

U.S. GOVERNMENT AGENCIES-1.7%
	Federal Farm Credit Banks-0.7%
10,000,000	1.750%, 5/28/20	9,970,850
10,000,000	2.380%, 5/15/23	9,835,500
10,000,000	3.220%, 3/26/31	10,417,670

		30,224,020

	Federal Home Loan Bank-0.9%
15,000,000	1.250%, 11/26/19 (c)	15,025,245
5,000,000	1.600%, 10/22/20	4,937,860
5,000,000	1.500%, 7/25/22 (c)	4,994,800
10,000,000	2.430%, 10/11/22	10,002,300

		34,960,205

	United States Department of Housing and Urban Development-0.1%
5,000,000	2.050%, 8/1/19	5,152,500

TOTAL U.S. GOVERNMENT AGENCIES (Cost $70,200,081)		70,336,725

U.S. TREASURY BONDS & NOTES-29.8%
	U.S. Treasury Bonds-3.7%
60,000,000	5.375%, 2/15/31	85,176,540
40,000,000	3.125%, 2/15/42	44,693,760
20,000,000	2.750%, 8/15/42	20,809,380

		150,679,680

	U.S. Treasury Inflation Indexed Bonds-0.1%
5,232,292	0.625%, 2/15/43	5,135,003

	U.S. Treasury Inflation Indexed Notes-0.7%
12,831,010	1.625%, 1/15/18	13,670,043

Shares or Principal Amount		Value

	U.S. Treasury Inflation Indexed Notes (continued)
$15,939,413	0.125%, 1/15/22	$16,076,396

		29,746,439

	U.S. Treasury Notes-25.3%
30,000,000	2.000%, 1/31/16	30,433,590
15,000,000	0.250%, 5/15/16	14,985,930
45,000,000	1.000%, 9/30/16	45,383,220
150,000,000	0.375%, 10/31/16	149,800,800
58,000,000	4.625%, 2/15/17	62,422,500
50,000,000	0.875%, 10/15/17	50,164,050
100,000,000	0.875%, 11/15/17	100,250,000
150,000,000	1.500%, 8/31/18	152,285,100
160,000,000	2.750%, 2/15/19	169,512,480
125,000,000	1.500%, 10/31/19	125,957,000
95,000,000	2.625%, 11/15/20	100,662,855
30,000,000	2.750%, 11/15/23	32,167,980

		1,034,025,505

TOTAL U.S. TREASURY BONDS & NOTES (Cost $1,195,307,719)		1,219,586,627

FOREIGN BONDS-1.2%
	Australia Government-0.2%
AUD 10,000,000	5.250%, 3/15/19	8,634,293

	Canada Government-0.2%
CAD 5,000,000	3.750%, 6/1/19	4,459,595
CAD 5,000,000	3.500%, 6/1/20	4,491,729

		8,951,324

	International Bank for Reconstruction & Development-0.1%
TRY 8,000,000	6.000%, 7/23/15	3,042,977

	Netherlands Government-0.1%
EUR 3,000,000	4.000%, 7/15/19	3,791,548

	New Zealand Government Bond-0.3%
NZD 15,000,000	5.000%, 3/15/19	11,990,688

	Norway Government-0.2%
NOK 21,000,000	4.500%, 5/22/19	2,971,679
NOK 28,000,000	2.000%, 5/24/23	3,643,062

		6,614,741

	Queensland Treasury Corp.-0.1%
AUD 5,000,000	6.000%, 10/14/15	3,889,457

TOTAL FOREIGN BONDS (Cost $52,899,301)		46,915,028

MUNICIPAL BONDS-3.4%
	California-0.0%(a)
1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B, 4.750%, 6/1/31	1,089,420

	Colorado-0.0%(a)
1,000,000	Adams County School District No. 14 General Obligation Unlimited Bonds, 5.000%, 12/1/26	1,074,860

	Connecticut-0.2%
5,350,000	State of Connecticut, Series B, 5.000%, 11/1/25	6,369,657

	Florida-0.0%(a)
1,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	1,114,600

Shares or Principal Amount		Value

	Georgia-0.2%
$3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, 4.500%, 1/1/29	$3,329,220
5,000,000	State of Georgia General Obligation Unlimited Bonds, Series D, 5.000%, 2/1/25	6,133,450

		9,462,670

	Hawaii-0.3%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	10,986,660

	Illinois-0.0%(a)
500,000	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland General Obligation Unlimited Bonds (School Building), 5.500%, 2/1/28	520,240
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	1,075,530

		1,595,770

	Maryland-0.1%
5,000,000	County of Montgomery General Obligation Unlimited Bonds, Series A, 3.000%, 11/1/29	5,053,750

	Massachusetts-0.0%(a)
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C, 5.250%, 8/1/22	1,105,600

	Michigan-0.0%(a)
1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site), 5.000%, 5/1/32	1,073,890

	Ohio-1.1%
7,450,000	Beavercreek City School District General Obligation Unlimited Bonds, 3.250%, 12/1/36	7,257,194
5,450,000	City of Columbus General Obligation Various Purpose Limited Tax Bonds, Series B, 3.250%, 8/15/24	5,845,833
5,000,000	County of Cuyahoga General Obligation Limited (Capital Improvement), Series A, 4.000%, 12/1/37	5,207,800
	Greenville City School District General Obligation Unlimited Bonds (School Improvement):
5,000,000	5.000%, 1/1/46	5,440,100
11,000,000	5.500%, 1/1/51	12,351,460
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), 5.000%, 12/1/33	1,231,329
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), 5.000%, 12/1/26	563,410
1,000,000	Ohio State University General Recipients Revenue Bonds, 4.910%, 6/1/40	1,187,740
105,000	Ohio State University Prerefunded Revenue Bonds, Series A, 5.000%, 12/1/28	119,856
895,000	Ohio State University Unrefunded Revenue Bonds, Series A, 5.000%, 12/1/28	1,009,578
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	606,900
	State of Ohio General Obligation Unlimited Bonds, Series A:
365,000	5.375%, 9/1/28	411,600
635,000	5.375%, 9/1/28	708,279
1,000,000	Wright State University Revenue Bonds, 4.000%, 5/1/18	1,075,540

		43,016,619

	Pennsylvania-0.6%
20,000,000	Commonwealth of Pennsylvania General Obligation Unlimited Bonds, First Series, 5.000%, 6/1/24	23,876,800

	Texas-0.4%
1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/37	1,091,930
1,000,000	Judson Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/1/37	1,068,480
500,000	Lamar Consolidated Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/38	533,520
7,150,000	New Caney Independent School District General Obligation Unlimited Bonds (School Building), Series AD, 5.000%, 2/15/35	7,447,655
5,335,000	Port of Houston Authority General Obligation Unlimited Bonds, Series D-1, 5.000%, 10/1/35	6,085,261
1,000,000	Tyler Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/15/34	1,102,280

		17,329,126

	Washington-0.3%
5,000,000	State of Washington General Obligation Unlimited Bonds, Series D, 4.000%, 2/1/37	5,171,800

Shares or Principal Amount		Value

	Washington (continued)
$5,845,000	State of Washington General Obligation Various Purpose Unlimited Bonds, Series D, 5.000%, 2/1/20	$6,843,092

		12,014,892

	Wisconsin-0.2%
5,000,000	State of Wisconsin General Obligation Unlimited Bonds, Series C, 5.000%, 5/1/25	5,960,350

TOTAL MUNICIPAL BONDS
(Cost $134,930,566)		141,124,664

SHORT TERM INVESTMENTS-0.5%
	Mutual Funds-0.5%
20,602,267	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	20,602,267

TOTAL SHORT TERM INVESTMENTS
(Cost $20,602,267)		20,602,267

TOTAL INVESTMENT SECURITIES-99.8%
(Cost $3,551,303,688)		4,089,322,386
OTHER ASSETS IN EXCESS OF LIABILITIES-0.2%		6,366,621

NET ASSETS-100.0%		$4,095,689,007

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015.
(c)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2015.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

ADR - American Depositary Receipt

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

AUD - Australian Dollar

BV - Besloten Vennootschap is the Dutch term for private limited liability company

CAD - Canadian Dollar

ETF - Exchange Traded Fund

EUR - Euro

LLC - Limited Liability Company

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NOK - Norwegian Krone

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

NZD - New Zealand Dollar

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipts

TRY - Turkish Lira

Foreign Bonds Securities Allocation
% of Net Assets
Asia - Pacific	0.6%
Europe	0.3%
North America	0.2%
Europe - Euro	0.1%

1.2%

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS-97.6%
	Basic Materials-8.7%
25,860	A Schulman, Inc.	$1,246,452
28,180	Cooper Tire & Rubber Co.	1,207,231
11,250	Innospec, Inc.	521,888
165,370	Lydall, Inc.*	5,245,536
46,860	Neenah Paper, Inc.	2,930,624
12,750	OCI Resources LP	288,150
93,125	Richmont Mines, Inc.*	298,000

		11,737,881

	Consumer, Cyclical-18.1%
76,345	A.H. Belo Corp., Class A	628,319
30,983	Asbury Automotive Group, Inc.*	2,574,687
68,974	Cato Corp., Class A	2,731,371
7,230	Cherokee, Inc.	140,840
32,399	Flexsteel Industries, Inc.	1,013,765
157,450	Hawaiian Holdings, Inc.*	3,467,836
75,687	Insight Enterprises, Inc.*	2,158,593
110,950	Lee Enterprises, Inc.*	351,712
10,990	Meritage Homes Corp.*	534,554
40,630	Multi-Color Corp.	2,816,878
19,877	Patrick Industries, Inc.*	1,237,741
52,025	PC Connection, Inc.	1,357,332
121,870	Republic Airways Holdings, Inc.*	1,675,713
33,740	Skechers U.S.A., Inc., Class A*	2,426,243
31,290	Standard Motor Products, Inc.	1,322,315
7,880	Wayside Technology Group, Inc.	138,846

		24,576,745

	Consumer, Non-cyclical-11.7%
7,260	Coca-Cola Bottling Co. Consolidated	820,816
73,300	Edgewater Technology, Inc.*	501,372
13,120	Helen of Troy, Ltd.*	1,069,149
24,370	Ingles Markets, Inc., Class A	1,205,828
28,672	John B Sanfilippo & Son, Inc.	1,235,763
43,132	National HealthCare Corp.	2,747,940
30,363	Natural Health Trends Corp.	544,408
49,180	Natus Medical, Inc.*	1,941,135
60,780	Pointer Telocation, Ltd.*	522,708
36,499	Sanderson Farms, Inc.	2,907,145
12,160	Strayer Education, Inc.*	649,466
30,720	Superior Uniform Group, Inc.	582,758
100,080	SUPERVALU, Inc.*	1,163,930

		15,892,418

	Energy-3.8%
168,500	Advantage Oil & Gas, Ltd.*	903,160
57,068	Delek US Holdings, Inc.	2,268,453
29,020	Global Partners LP	1,009,896
129,133	Star Gas Partners LP	955,584

		5,137,093

Shares		Value

	Financial-19.2%
44,750	American Financial Group, Inc.	$2,870,713
27,080	AmTrust Financial Services, Inc.	1,543,154
21,868	Argo Group International Holdings, Ltd.	1,096,680
10,810	Aspen Insurance Holdings, Ltd.	510,556
50,600	CBL & Associates Properties, Inc., REIT	1,001,880
25,740	Ellington Residential Mortgage, REIT	421,621
27,586	ePlus, Inc.*	2,398,051
34,420	FBL Financial Group, Inc., Class A	2,134,384
131,370	Hersha Hospitality Trust, REIT	849,964
74,271	MainSource Financial Group, Inc.	1,458,682
95,458	Montpelier Re Holdings, Ltd.	3,669,406
3,065	MutualFirst Financial, Inc.	70,648
45,450	Outerwall, Inc.	3,005,154
63,098	Piper Jaffray Cos.*	3,310,121
42,625	Premier Financial Bancorp, Inc.	649,179
32,478	Reading International, Inc., Class A*	436,829
73,275	Resource America, Inc., Class A	666,803

		26,093,825

	Industrial-10.7%
41,740	American Axle & Manufacturing Holdings, Inc.*	1,078,144
68,140	Covenant Transportation Group, Inc., Class A*	2,259,522
24,550	Dana Holding Corp.	519,478
10,430	Gentherm, Inc.*	526,819
43,629	Greenbrier Cos., Inc.	2,530,482
5,985	L.S. Starrett Co., Class A	113,715
35,960	Meritor, Inc.*	453,456
6,930	SL Industries, Inc.*	296,257
218,175	SORL Auto Parts, Inc.*	741,795
12,143	Strattec Security Corp.	896,639
131,688	Supreme Industries, Inc., Class A	1,031,117
86,190	Tsakos Energy Navigation, Ltd.	705,034
35,530	Unifi, Inc.*	1,282,278
54,030	USA Truck, Inc.*	1,496,091
38,320	Willdan Group, Inc.*	606,989

		14,537,816

	Technology-17.8%
131,120	ACCO Brands Corp.*	1,089,607
55,800	Amkor Technology, Inc.*	492,993
29,476	Anika Therapeutics, Inc.*	1,213,527
39,450	Cascade Microtech, Inc.*	535,731
94,368	Deluxe Corp.	6,537,815
69,460	Kulicke & Soffa Industries, Inc.*	1,085,660
89,775	Mentor Graphics Corp.	2,157,293
94,975	Mind CTI, Ltd.	302,970
66,860	NCI, Inc., Class A	669,937
131,000	Orbotech, Ltd.*	2,099,930
71,835	Pericom Semiconductor Corp.	1,111,288
65,480	Sanmina Corp.*	1,583,961
6,460	SYNNEX Corp.	499,035
184,416	Tower Semiconductor, Ltd.*	3,131,384
44,810	VASCO Data Security International, Inc.*	965,208
81,075	ZAGG, Inc.*	702,920

		24,179,259

	Utilities-7.6%
42,275	El Paso Electric Co.	1,633,506
32,965	Gas Natural, Inc.	328,332
8,200	IDACORP, Inc.	515,534
50,660	Inteliquent, Inc.	797,388

Shares		Value

	Utilities (continued)
66,710	PNM Resources, Inc.	$1,947,932
49,035	Portland General Electric Co.	1,818,708
674,713	Vonage Holdings Corp.*	3,312,841

		10,354,241

TOTAL COMMON STOCKS (Cost $101,828,858)		132,509,278

SHORT TERM INVESTMENTS-2.5%
	Mutual Funds-2.5%
3,437,868	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	3,437,868

TOTAL SHORT TERM INVESTMENTS (Cost $3,437,868)		3,437,868

TOTAL INVESTMENT SECURITIES-100.1% (Cost $105,266,726)		135,947,146
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.1)%		(196,582)

NET ASSETS-100.0%		$135,750,564

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*  Non-income producing security.

LP - Limited Partnership

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

JAMES MID CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS-95.1%
	Basic Materials-10.1%
4,500	A Schulman, Inc.	$216,900
5,000	Celanese Corp., Series A	279,300
10,000	Cooper Tire & Rubber Co.	428,400
3,000	Cytec Industries, Inc.	162,120
12,000	Goodyear Tire & Rubber Co.	324,960
13,000	Huntsman Corp.	288,210
4,000	Newmont Mining Corp.	86,840
10,000	Olin Corp.	320,400

		2,107,130

	Consumer, Cyclical-15.2%
16,500	Alaska Air Group, Inc.	1,091,970
3,500	Asbury Automotive Group, Inc.*	290,850
4,000	Cato Corp., Class A	158,400
5,000	Dillard’s, Inc., Class A	682,550
6,500	Foot Locker, Inc.	409,500
4,500	Skechers U.S.A., Inc., Class A*	323,595
5,000	Vista Outdoor, Inc.*	214,100

		3,170,965

	Consumer, Non-cyclical-10.3%
4,000	Avis Budget Group, Inc.*	236,060
1,811	DST Systems, Inc.	200,496
6,000	Helen of Troy, Ltd.*	488,940
1,900	Sanderson Farms, Inc.	151,335
50	Seaboard Corp.*	206,600
40,000	SUPERVALU, Inc.*	465,200
10,325	Tyson Foods, Inc., Class A	395,447

		2,144,078

	Energy-9.0%
4,000	Cimarex Energy Co.	460,360
5,500	Delek US Holdings, Inc.	218,625
8,250	HollyFrontier Corp.	332,227
5,000	Tesoro Corp.	456,450
7,220	World Fuel Services Corp.	415,006

		1,882,668

	Financial-12.3%
7,000	Allied World Assurance Co. Holdings AG	282,800
8,775	American Financial Group, Inc.	562,916
4,000	Aspen Insurance Holdings, Ltd.	188,920
12,000	CBL & Associates Properties, Inc., REIT	237,600
10,000	Horace Mann Educators Corp.	342,000
6,500	Montpelier Re Holdings, Ltd.	249,860
11,350	Nelnet, Inc., Class A	537,082
4,500	XL Group PLC	165,600

		2,566,778

	Industrial-17.7%
3,000	AMERCO	991,200
3,819	American Axle & Manufacturing Holdings, Inc.*	98,645
7,000	Hollysys Automation Technologies, Ltd.	139,090
17,437	Jarden Corp.*	922,417

Shares		Value

	Industrial (continued)
5,500	Meritor, Inc.*	$69,355
2,000	Ryder System, Inc.	189,780
12,000	Trinity Industries, Inc.	426,120
8,250	TRW Automotive Holdings Corp.*	865,013

		3,701,620

	Technology-11.1%
20,000	Amkor Technology, Inc.*	176,700
7,750	Arrow Electronics, Inc.*	473,913
7,000	Avnet, Inc.	311,500
13,950	Deluxe Corp.	966,456
3,000	Ingram Micro, Inc., Class A*	75,360
2,500	Orbital ATK, Inc.	191,575
1,600	SYNNEX Corp.	123,600

		2,319,104

	Utilities-9.4%
15,550	CMS Energy Corp.	542,850
4,975	DTE Energy Co.	401,433
2,500	Empire District Electric Co.	62,050
2,000	IDACORP, Inc.	125,740
8,000	Portland General Electric Co.	296,720
4,500	UGI Corp.	146,655
7,000	Vectren Corp.	308,980
2,000	Westar Energy, Inc.	77,520

		1,961,948

TOTAL COMMON STOCKS (Cost $12,935,181)		19,854,291

SHORT TERM INVESTMENTS-5.0%
	Mutual Funds-5.0%
1,043,761	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	1,043,761

TOTAL SHORT TERM INVESTMENTS (Cost $1,043,761)		1,043,761

TOTAL INVESTMENT SECURITIES-100.1% (Cost $13,978,942)		20,898,052
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.1)%		(10,786)

NET ASSETS-100.0%		$20,887,266

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*  Non-income producing security.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

Ltd. - Limited

PLC - Public Limited Company.

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS-93.4%

	Basic Materials-4.5%
19,780	Lydall, Inc.*	$627,422
7,470	OCI Resources LP	168,822
54,490	Richmont Mines, Inc.*	174,368

		970,612

	Consumer, Cyclical-16.2%
42,770	A.H. Belo Corp., Class A	351,997
4,240	Cherokee, Inc.	82,595
18,961	Flexsteel Industries, Inc.	593,290
15,010	Hawaiian Holdings, Inc.*	330,595
64,905	Lee Enterprises, Inc.*	205,749
5,070	Multi-Color Corp.	351,503
11,644	Patrick Industries, Inc.*	725,072
30,453	PC Connection, Inc.	794,519
4,415	Wayside Technology Group, Inc.	77,792

		3,513,112

	Consumer, Non-cyclical-14.1%
4,260	Coca-Cola Bottling Co. Consolidated	481,636
36,690	Edgewater Technology, Inc.*	250,960
10,090	Ingles Markets, Inc., Class A	499,253
16,791	John B Sanfilippo & Son, Inc.	723,692
17,774	Natural Health Trends Corp.	318,688
30,335	Pointer Telocation, Ltd.*	260,881
3,630	Strayer Education, Inc.*	193,878
17,982	Superior Uniform Group, Inc.	341,118

		3,070,106

	Energy-2.6%
75,551	Star Gas Partners LP	559,077

		559,077

	Financial-18.2%
15,060	Ellington Residential Mortgage, REIT	246,683
16,153	ePlus, Inc.*	1,404,180
44,913	MainSource Financial Group, Inc.	882,092
1,800	MutualFirst Financial, Inc.	41,490
8,117	Piper Jaffray Cos.*	425,818
20,370	Premier Financial Bancorp, Inc.	310,235
19,014	Reading International, Inc., Class A*	255,738
42,870	Resource America, Inc., Class A	390,117

		3,956,353

	Industrial-19.2%
39,875	Covenant Transportation Group, Inc., Class A*	1,322,255
3,505	L.S. Starrett Co., Class A	66,595

Shares		Value

	Industrial (continued)
4,065	SL Industries, Inc.*	$173,779
104,263	SORL Auto Parts, Inc.*	354,494
7,116	Strattec Security Corp.	525,446
62,933	Supreme Industries, Inc., Class A	492,765
31,625	USA Truck, Inc.*	875,696
22,435	Willdan Group, Inc.*	355,370

		4,166,400

	Technology-14.1%
17,261	Anika Therapeutics, Inc.*	710,635
22,100	Cascade Microtech, Inc.*	300,118
55,565	Mind CTI, Ltd.	177,252
37,460	NCI, Inc., Class A	375,349
28,046	Orbotech, Ltd.*	449,578
42,040	Pericom Semiconductor Corp.	650,359
47,440	ZAGG, Inc.*	411,305

		3,074,596

	Utilities-4.5%
19,280	Gas Natural, Inc.	192,029
29,640	Inteliquent, Inc.	466,534
63,420	Vonage Holdings Corp.*	311,392

		969,955

TOTAL COMMON STOCKS
(Cost $15,742,455)		20,280,211

SHORT TERM INVESTMENTS-6.7%
	Mutual Funds-6.7%
1,446,497	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	1,446,497

TOTAL SHORT TERM INVESTMENTS
(Cost $1,446,497)		1,446,497

TOTAL INVESTMENT SECURITIES-100.1%
(Cost $17,188,952)		21,726,708
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.1)%		(12,132)

NET ASSETS-100.0%		$21,714,576

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*  Non-income producing security.

LP - Limited Partnership

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

JAMES LONG-SHORT FUND

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS-93.7%
	Basic Materials-7.6%
3,060	Celanese Corp., Series A	$170,931
9,190	Cooper Tire & Rubber Co.	393,700
10,260	Dow Chemical Co.	492,275
17,200	Goodyear Tire & Rubber Co.	465,776
4,160	Innospec, Inc.	192,982
10,330	Lydall, Inc.*	327,668
10,870	Westlake Chemical Corp.	781,988

		2,825,320

	Consumer, Cyclical-17.4%
19,680	Alaska Air Group, Inc.	1,302,422
10,520	Cato Corp., Class A	416,592
8,890	Dillard’s, Inc., Class A	1,213,574
33,640	Hanesbrands, Inc.	1,127,276
4,020	Meritage Homes Corp.*	195,533
2,600	Multi-Color Corp.	180,258
27,730	Republic Airways Holdings, Inc.*	381,288
5,030	Skechers U.S.A., Inc., Class A*	361,707
21,280	Southwest Airlines Co.	942,704
4,540	Standard Motor Products, Inc.	191,860
1,810	Wal-Mart Stores, Inc.	148,873

		6,462,087

	Consumer, Non-cyclical-15.8%
1,620	Aetna, Inc.	172,579
10,420	Dr Pepper Snapple Group, Inc.	817,762
7,285	Eli Lilly & Co.	529,255
6,850	Helen of Troy, Ltd.*	558,206
13,850	Kroger Co.	1,061,741
8,630	Merck & Co., Inc.	496,052
12,945	Pfizer, Inc.	450,357
2,220	Sanderson Farms, Inc.	176,823
16,320	SUPERVALU, Inc.*	189,802
11,970	UnitedHealth Group, Inc.	1,415,931

		5,868,508

	Energy-4.5%
5,830	Baker Hughes, Inc.	370,671
5,530	ConocoPhillips	344,298
6,050	Tesoro Corp.	552,305
3,050	Valero Energy Corp.	194,041
3,280	World Fuel Services Corp.	188,534

		1,649,849

	Financial-11.3%
6,190	FBL Financial Group, Inc., Class A	383,842
1,170	Goldman Sachs Group, Inc.	219,925
7,390	JPMorgan Chase & Co.	447,686
57,540	KeyCorp	814,766
11,360	Piper Jaffray Cos.*	595,946
13,150	PNC Financial Services Group, Inc.	1,226,106

Shares		Value

	Financial (continued)
4,750	Travelers Cos., Inc.	$513,617

		4,201,888

	Industrial-13.4%
1,190	AMERCO	393,176
5,470	American Railcar Industries, Inc.	272,023
4,220	Ball Corp.	298,101
11,380	Greenbrier Cos., Inc.	660,040
16,180	Magna International, Inc.	868,219
7,680	Ryder System, Inc.	728,755
13,660	Smith & Wesson Holding Corp.*	173,892
4,770	Sonoco Products Co.	216,844
7,390	TRW Automotive Holdings Corp.*	774,842
23,700	Tsakos Energy Navigation, Ltd.	193,866
4,170	United Rentals, Inc.*	380,137

		4,959,895

	Technology-16.7%
23,740	ACCO Brands Corp.*	197,280
5,070	Apple, Inc.	630,860
19,685	Deluxe Corp.	1,363,777
5,935	Lockheed Martin Corp.	1,204,568
4,880	Northrop Grumman Corp.	785,485
11,510	Symantec Corp.	268,931
31,130	Tower Semiconductor, Ltd.*	528,587
10,510	VASCO Data Security International, Inc.*	226,385
10,930	Western Digital Corp.	994,739

		6,200,612

	Utilities-7.0%
5,040	American Electric Power Co., Inc.	283,500
4,660	Edison International	291,110
11,905	PNM Resources, Inc.	347,626
14,790	Portland General Electric Co.	548,561
13,475	UGI Corp.	439,150
62,925	Vonage Holdings Corp.*	308,962
9,900	Westar Energy, Inc.	383,724

		2,602,633

TOTAL COMMON STOCKS (Cost $27,675,288)		34,770,792

SHORT TERM INVESTMENTS-5.8%
	Mutual Funds-5.8%
2,158,223	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	2,158,223

TOTAL SHORT TERM INVESTMENTS (Cost $2,158,223)		2,158,223

TOTAL INVESTMENT SECURITIES-99.5% (Cost $29,833,511)		36,929,015
OTHER ASSETS IN EXCESS OF LIABILITIES-0.5%		203,899

NET ASSETS-100.0%		$37,132,914

Shares		Value

SCHEDULE OF SECURITIES SOLD SHORT

RIGHTS-0.0%
(320)	Furiex Pharmaceuticals, CVR(a)(b)	$0

TOTAL RIGHTS SOLD SHORT		0

TOTAL SECURITIES SOLD SHORT-0.0% (Proceeds $–)		$0

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Security fair valued using methods determined in good faith by the Pricing Committee. As of March 31, 2015, the total market value of these securities was $0, representing 0.0% of net assets.
(b)	Security considered illiquid. On March 31, 2015, the total market value of these securities was $0, representing 0.0% of net assets.

CVR - Contingent Value Right

Ltd. - Limited

See Notes to Quarterly Schedule of Investments.

James Advantage Funds

Notes to Quarterly Schedule of Investments (Unaudited)

1. ORGANIZATION

The James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund and James Micro Cap Fund are each a diversified series of the Trust, and James Long-Short Fund is a non-diversified series of the Trust (individually a “Fund,” collectively the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust).

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the Fund’s benchmark, the Russell 2000® Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies. The Adviser defines mid capitalization companies as those with market capitalizations at the time of purchase that fall within the range of the S&P 400® MidCap Value Index.

James Micro Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including exchange traded funds (“ETFs”) that invest primarily in such securities.

James Long-Short Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered an investment company for financial reporting purposes under GAAP.

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation

Securities are valued at fair value. The Funds’ portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. Fixed income securities will be valued at evaluated prices provided by an independent, recognized pricing service, which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will approximate fair value. Shares of open-end investment companies are valued at net asset value.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

The calculation of the share price of each Fund that holds foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation. Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of a Fund’s share price will be taken into account by the Adviser, subject to review by the Board of Trustees, in the determination of the value of those securities.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 -

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -

Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the reporting date are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$2,272,675,693	$–	$–	$2,272,675,693
Closed-End Funds	1,717,471	–	–	1,717,471
Exchange Traded Funds	15,728,140	–	–	15,728,140
Corporate Bonds	–	255,091,025	–	255,091,025
Mortgage Backed Securities	–	45,544,746	–	45,544,746
U.S. Government Agencies	–	70,336,725	–	70,336,725
U.S. Treasury Bonds & Notes	1,219,586,627	–	–	1,219,586,627
Foreign Bonds	–	46,915,028	–	46,915,028
Municipal Bonds	–	141,124,664	–	141,124,664
Short Term Investments	20,602,267	–	–	20,602,267

Total	$3,530,310,198	$559,012,188	$–	$4,089,322,386

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$132,509,278	$–	$–	$132,509,278
Short Term Investments	3,437,868	–	–	3,437,868

Total	$135,947,146	$–	$–	$135,947,146

James Mid Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$19,854,291	$–	$–	$19,854,291
Short Term Investments	1,043,761	–	–	1,043,761

Total	$20,898,052	$–	$–	$20,898,052

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$20,280,211	$–	$–	$20,280,211
Short Term Investments	1,446,497	–	–	1,446,497

Total	$21,726,708	$–	$–	$21,726,708

James Long-Short Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$34,770,792	$–	$–	$34,770,792
Short Term Investments	2,158,223	–	–	2,158,223

Total	$36,929,015	$–	$–	$36,929,015

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Liabilities
Rights(1)	$–	$–	$0	$0

TOTAL	$–	$–	$0	$0

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.
(1)	Furiex Pharmaceuticals, CVR rights are illiquid and considered Level 3. The market value of the rights was $0 as of 3/31/15.

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of March 31, 2015, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Short Sales and Segregated Cash

The James Long-Short Fund may actively sell short equity and fixed income securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. The Fund is required to pay any dividend or interest due on securities sold short. Such dividends and interest are recorded as an expense. The Fund may pay fees or charges on the assets borrowed for securities sold short.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENST (TAX BASIS)

The following information is computed on a tax basis for each item as of March 31, 2015:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Mid Cap Fund	James Micro Cap Fund	James Long- Short Fund
Tax cost of portfolio investments	$3,553,718,311	$105,284,924	$13,978,942	$17,181,824	$30,078,669

Gross unrealized appreciation	$589,288,378	$32,825,454	$7,151,304	$5,108,916	$7,241,060
Gross unrealized depreciation	(53,684,303)	(2,163,232)	(232,194)	(564,032)	(390,714)
Net unrealized appreciation	$535,604,075	$30,662,222	$6,919,110	$4,544,884	$6,850,346

The difference between the cost of portfolio investments on a tax basis and financial statement cost for the Funds is due primarily to the deferral of wash sale losses and to the differing treatment of certain investments under income tax regulations and GAAP.

4. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. For the nine months ended March 31, 2015, the James Micro Cap Fund and the James Long-Short Fund utilized their line of credit. The average amount of borrowings was $100,000 over 4 days with a weighted-average interest rate of 3.25% for the James Micro Cap Fund and the average amount of borrowings was $2,100,000 for one day with a weighted-average interest rate of 3.25% for the James Long-Short Fund. As of March 31, 2015, the James Micro Cap Fund and the James Long-Short Fund did not have outstanding balances with respect to the line of credit. Interest on funded and unfunded loans can be found under interest expense on the Statements of Operations. For the remaining funds, there were no borrowings on their line of credit during the year. Each fund’s line of credit agreement expired on July 14, 2014 and was renewed for one year. The terms of the agreements can be characterized as follows:

Fund	Maximum Balance Available	Interest Rate		Expiration Date
James Balanced: Golden Rainbow Fund	$50,000,000	Prime Rate	*	July 15, 2015
James Small Cap Fund	$6,500,000	Prime Rate	*	July 13, 2015
James Mid Cap Fund	$715,000	Prime Rate	*	July 13, 2015
James Micro Cap Fund	$540,000	Prime Rate	*	July 13, 2015
James Long-Short Fund	$3,000,000	Prime Rate	*	July 13, 2015

*	The rate at which the Bank announces as its prime lending rate.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	May 26, 2015

By:	/s/ Thomas L. Mangan
Thomas L. Mangan, Chief Financial Officer
(Principal Financial Officer)
Date:	May 26, 2015